STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 112,083,448	$ 106,651,649
Net Assets	112,083,448	106,651,649
NET ASSETS, representing:
Equity of contract owners	81,138,039	80,863,412
Equity of Pruco Life Insurance Company	30,945,409	25,788,237
Net Assets	$ 112,083,448	$ 106,651,649
Portfolio shares held (in shares)	2,414,615	2,414,615
Portfolio net asset value per share (in dollars per share)	$ 46.42	$ 44.17
Contract owner units outstanding (in shares)	20,921,375	21,797,579